united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 10/31/18

Item 1. Schedule of Investments.

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018

Shares		Value
	COMMON STOCKS - 87.6%
	BANKING - 23.3%
2,115,722	Banco de Chile	$ 292,912
4,705	Banco de Credito e Inversiones SA	295,661
3,907,169	Banco Santander Chile	286,596
28,283	Bangkok Bank PCL	176,609
49,864	Bank Hapoalim BM	337,589
55,950	Bank Leumi Le-Israel BM	349,030
260,000	CTBC Financial Holding Co. Ltd.	173,513
11,094	DNB ASA	201,356
254,000	E.Sun Financial Holding Co. Ltd.	168,277
22,797	FinecoBank Banca Fineco SpA	238,826
693,079	Grupo Security SA	285,154
372,102	Industrial & Commercial Bank of China Ltd.	251,568
105,171	Israel Discount Bank Ltd.	343,864
79,570	Kiatnakin Bank PCL	171,020
28,227	Mediobanca SpA	247,929
111,547	Thanachart Capital Public Company Ltd.	177,499
		3,997,403
	CHEMICALS - 5.2%
46,000	Formosa Chemicals & Fibre Corp.	166,500
101,148	Indorama Ventures PCL	165,529
61,106	Israel Chemicals Ltd.	352,301
461,173	Sinopec Shanghai Petrochemical Co. Ltd.	202,367
		886,697
	CONSTRUCTION MATERIALS - 1.3%
44,620	Anhui Conch Cement Co. Ltd.	230,516

	CONSUMER PRODUCTS - 4.1%
36,265	Davide Campari-Milano SpA	279,207
10,195	Marine Harvest ASA	247,447
72,000	Uni-President Enterprises Corp.	174,282
		700,936
	DESIGN, MANUFACTURING & DISTRIBUTION - 1.0%
132,000	WT Microelectronics Co. Ltd.	169,996

	ENGINEERING & CONSTRUCTION SERVICES - 1.4%
298,328	China Communications Services Corp. Ltd.	241,268

	FOREST & PAPER PRODUCTS - 3.0%
77,888	Empresas CMPC SA	266,500
7,859	UPM-Kymmene OYJ	252,981
		519,481
	HARDWARE - 2.8%
59,000	Accton Technology Corp.	162,454
63,000	FLEXium Interconnect, Inc.	158,197
38,000	Merry Electronics Co. Ltd.	163,947
		484,598

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 2.4%
229,529	Bangkok Dusit Medical Services PCL	169,637
108,497	Shanghai Pharmaceuticals Holding Co. Ltd.	239,708
		409,345

	INSURANCE - 1.2%
25,768	Storebrand ASA	215,097

	IRON & STEEL - 1.5%
16,218	Severstal PJSC	254,100

	MACHINERY - 1.6%
8,802	Metso OYJ	278,350

	MEDIA - 1.2%
5,844	Schibsted ASA	203,098

	MEDICAL EQUIPMENT & DEVICES - 1.3%
256,718	Shandong Weigao Group Medical Polymer Co. Ltd.	229,558

	METALS & MINING - 3.0%
168,228	Alrosa PJSC	255,643
1,507	MMC Norilsk Nickel PJSC	252,160
		507,803
	OIL, GAS & COAL - 15.6%
6,110	Aker BP ASA	202,093
263,949	China Petroleum & Chemical Corp.	214,138
20,093	Empresas COPEC SA*	281,491
8,713	EQUINOR ASA	227,338
3,720	LUKOIL PJSC	279,821
3,615	Neste Oyj	298,023
15,740	Novatek PJSC	251,352
39,005	PTT Exploration & Production PCL	164,139
53,413	SAIPEM S.P.A*	292,612
22,394	TATNEFT PJSC	267,202
5,991	TGS NOPEC Geophysical Co ASA	201,649
		2,679,858
	RETAIL - CONSUMER STAPLES - 2.9%
5,501	Kesko OYJ	321,743
16,000	President Chain Store Corp.	180,461
		502,204
	RETAIL - DISCRETIONARY - 2.4%
390,049	Home Product Center PCL	175,316
6,942	Moncler SpA	241,475
		416,791
	SEMICONDUCTORS - 1.0%
22,000	Taiwan Semiconductor Manufacturing Co. Ltd.	166,370

	SOFTWARE - 1.9%
3,073	Nice Ltd.	325,612
Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

Shares		Value
	SPECIALTY FINANCE - 1.3%
137,190	Muangthai Capital PCL	$ 216,235

	TELECOMMUNICATIONS - 2.9%
7,082	Elisa OYJ	282,053
11,425	Telenor ASA	210,218
		492,271
	TRANSPORTATION & LOGISTICS - 1.0%
90,420	Airports of Thailand PCL	174,566

	TRANSPORTATION EQUIPMENT - 1.8%
21,019	Ansaldo STS SpA *	302,458

	UTILITIES - 2.5%
25,180	Electricity Generating PCL	175,462
12,226	Fortum OYJ	257,591
		433,053

	TOTAL COMMON STOCKS (Cost $16,204,002)	15,037,664

	EXCHANGE TRADED FUND - 9.4%
	INDIA - 9.4%
53,520	iShares MSCI India ETF (Cost $1,814,183)	1,615,769

	PREFERRED STOCK - 1.5%
	INTEGRATED OILS - 1.5%
32,539	Tatneft PJSC (Cost - $238,200)	260,352

	RIGHTS - 0.0%
359	Banco De Credito E Inversiones (Cost - $1,030)	1,031

	TOTAL INVESTMENTS - 98.5% (Cost $18,257,415)	$ 16,914,816
	OTHER ASSETS LESS LIABILITIES - 1.5%	259,702
	NET ASSETS - 100.0%	$ 17,174,518

* Non-Income producing security.
OYJ - Osakeyhtiö
PCL - Public Company Limited
PJSC - Private Joint Stock Company
SA - Société Anonyme
SpA - Società per Azioni

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$15,037,664	$-	$-	$15,037,664
Exchange Traded Funds	1,615,769	-	-	1,615,769
Preferred Stock	260,352	-	-	260,352
Rights	1,031	-	-	1,031
Total	$16,914,816	$-	$-	$16,914,816
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 2 or Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$18,275,911	$206,823	$(1,567,918)	$(1,361,095)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2018

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/27/2018